Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net of allowances (in Dollars)	$ 109	$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	146,218,514
Redeemable convertible preferred stock, shares issued	0	106,949,326
Redeemable convertible preferred stock, shares outstanding	0	106,949,326
Liquidation preference (in Dollars)	$ 0	$ 284,826
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,030,433	250,030,433
Common stock, shares issued	0	68,258,556
Common stock, shares outstanding	0	68,258,556
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	455,000,000	455,000,000
Common stock, shares issued	160,297,664	0
Common stock, shares outstanding	160,297,664	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	44,000,000	44,000,000
Common stock, shares issued	39,735,408	0
Common stock, shares outstanding	39,735,408	0